FAIR VALUES - Fair Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	$ 568,501	$ 23,247,329	$ 25,902,184
Equity investments
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	5,796	2,466
YPF S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss		1,665
Grupo Financiero Galicia S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	$ 5,796	$ 801